Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash, cash equivalents and restricted cash	$ 124,223	$ 59,271
Accounts receivable, net of allowance for credit losses of $1,105 (December 31, 2020: $161)	31,906	14,451
Accrued income	6,150	20,073
Prepaid expenses and other current assets	16,293	22,015
Bunkers and lubricant oils	13,171	8,428
Insurance receivable	6,857	447
Amounts due from related parties	16,736	11,853
Total current assets	215,336	136,538
Non-current assets
Assets held for sale	25,944
Property, plant and equipment, net	330	502
Intangible assets, net of accumulated amortization of $387 (December 31, 2020: $279)	400	277
Equity method investments	150,209	148,665
Derivative assets	579
Right-of-use asset for operating leases	923	5,701
Prepaid expenses and other non- current assets	452	2,037
Total non-current assets	1,942,089	1,702,870
Total assets	2,157,425	1,839,408
Current liabilities
Current portion of secured term loan facilities, net of deferred financing costs	148,570	65,662
Current portion of operating lease liabilities	381	1,276
Accounts payable	11,600	8,565
Accrued expenses and other liabilities	20,247	16,488
Accrued interest	5,211	3,398
Deferred income	18,510	11,604
Amounts due to related parties	224	229
Total current liabilities	204,743	107,222
Non-current liabilities
Secured term loan facilities and revolving credit facilities, net of current portion and deferred financing costs	604,790	552,595
Senior secured bond, net of deferred financing costs	67,688	69,580
Senior unsecured bond, net of deferred financing costs	98,551	98,158
Derivative liabilities	8,800	3,007
Operating lease liabilities, net of current portion	522	5,232
Amounts due to related parties	54,877	61,219
Total liabilities	835,228	789,791
Total Liabilities	1,039,971	897,013
Commitments and contingencies
Stockholders' equity
Common stock—$0.01 par value per share; 400,000,000 shares authorized; 77,180,429 shares issued and outstanding, (December 31, 2020: 55,893,618)	772	559
Additional paid-in capital	797,324	593,254
Accumulated other comprehensive loss	(253)	(245)
Retained earnings	316,008	346,972
Total Navigator Holdings Ltd. stockholders' equity	1,113,851	940,540
Non-controlling interest	3,603	1,855
Total equity	1,117,454	942,395
Total liabilities and equity	2,157,425	1,839,408
Vessels [Member]
Non-current assets
Property, plant and equipment, net	$ 1,763,252	$ 1,545,688